General information (Details)		1 Months Ended
	Apr. 22, 2022 Site Country	Aug. 31, 2021 Product
General entity information [Abstract]
Number of on-market commercial products		3
Number of orphan disease products		3
Subsequent Event [Member]
General entity information [Abstract]
Number of days for the application to be applied	67 days
Number of sites in which phase 3 trial conducted in patients | Site	58
Number of countries in which phase 3 trial conducted in patients | Country	28